UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

BrandywineGLOBAL - High Yield Fund
Class A [BGHAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,821,390,215
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - High Yield Fund	PAGE 1	7991-STSR-0826

BrandywineGLOBAL - High Yield Fund
Class C [BGHCX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,821,390,215
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - High Yield Fund	PAGE 1	7992-STSR-0826

BrandywineGLOBAL - High Yield Fund
Class I [BGHIX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$33	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,821,390,215
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - High Yield Fund	PAGE 1	7994-STSR-0826

BrandywineGLOBAL - High Yield Fund
Class IS [BGHSX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about BrandywineGLOBAL - High Yield Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$26	0.53%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$2,821,390,215
Total Number of Portfolio Holdings	185
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - High Yield Fund	PAGE 1	7995-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
High Yield Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 88.5%
Communication Services — 7.7%
Diversified Telecommunication Services — 1.1%
Cogent Communications Group LLC/ Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	$32,862,000	$29,608,613 (a)
Entertainment — 2.8%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	27,086,000	27,004,200 (a)
Go Daddy Operating Co. LLC/GD Finance Co. Inc., Senior Notes	5.250%	12/1/27	8,384,000	8,380,431 (a)
Live Nation Entertainment Inc., Senior Secured Notes	6.500%	5/15/27	25,361,000	25,372,207 (a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	18,456,000	17,453,635 (a)
Total Entertainment				78,210,473
Interactive Media & Services — 2.9%
Angi Group LLC, Senior Notes	3.875%	8/15/28	12,140,000	10,268,376 (a)
GrubHub Holdings Inc., Senior Secured Notes (7.000% Cash and 6.000% PIK)	13.000%	7/31/30	39,540,749	32,388,677 (a)(b)
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	5,221,000	5,206,087 (a)
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	1,000,000	986,966 (a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	18,566,000	17,485,778 (a)
Snap Inc., Senior Notes	6.875%	3/15/34	17,355,000	16,815,136 (a)
Total Interactive Media & Services				83,151,020
Media — 0.9%
Cable One Inc., Senior Notes	4.000%	11/15/30	2,000,000	1,080,961 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	8,046,000	6,777,504
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	29,306,000	16,993,880 (a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	12,681,000	679,702
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,180,000	384,848
Total Media				25,916,895

Total Communication Services				216,887,001
Consumer Discretionary — 17.3%
Automobile Components — 1.4%
Phinia Inc., Senior Notes	6.625%	10/15/32	7,805,000	7,978,716 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
Phinia Inc., Senior Secured Notes	6.750%	4/15/29	$14,223,000	$14,583,695 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	18,533,000	18,393,269 (a)
Total Automobile Components				40,955,680
Automobiles — 0.2%
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	4,694,000	4,714,874 (a)
Broadline Retail — 1.0%
Macy’s Retail Holdings LLC, Senior Notes	6.125%	3/15/32	7,190,000	7,230,198 (a)
QVC Inc., Senior Secured Notes	6.875%	4/15/29	3,692,000	1,809,080 *(a)(c)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	40,330,000	18,955,100 *(c)
Total Broadline Retail				27,994,378
Diversified Consumer Services — 1.1%
Graham Holdings Co., Senior Notes	5.625%	12/1/33	30,222,000	30,043,110 (a)
Hotels, Restaurants & Leisure — 7.7%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	48,089,000	27,120,560 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	34,533,000	35,499,588 (a)
Lindblad Expeditions LLC, Senior Secured Notes	7.000%	9/15/30	4,975,000	5,146,846 (a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	24,828,000	24,183,247 (a)
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	18,373,000	17,845,188 (a)
Vail Resorts Inc., Senior Notes	5.625%	7/15/30	18,583,000	18,569,400 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	9,186,000	9,221,651 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	25,449,000	26,679,332 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	12,860,000	12,886,441 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,312,000	40,284,680 (a)
Total Hotels, Restaurants & Leisure				217,436,933
Household Durables — 2.9%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	10,057,000	10,397,178 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	32,439,000	33,194,832 (a)
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	7,375,000	7,327,632 (a)
Installed Building Products Inc., Senior Notes	5.625%	2/1/34	28,856,000	28,714,507 (a)
Whirlpool Corp., Senior Secured Notes	7.500%	7/1/31	1,500,000	1,521,672 (a)
Total Household Durables				81,155,821
Specialty Retail — 3.0%
Acushnet Co., Senior Notes	5.625%	12/1/33	12,629,000	12,593,724 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Arko Corp., Senior Notes	5.125%	11/15/29	$9,969,000	$9,228,641 (a)
EG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	21,668,000	23,023,290 (a)
Gap Inc., Senior Notes	3.875%	10/1/31	43,758,000	39,896,165 (a)
Total Specialty Retail				84,741,820
Textiles, Apparel & Luxury Goods — 0.0%††
Saks Global Enterprises LLC, Escrow	—	—	941,640	0 *(c)(d)(e)(f)
Saks Global Enterprises LLC, Escrow	—	—	26,310,400	0 *(c)(d)(e)(f)
Total Textiles, Apparel & Luxury Goods				0

Total Consumer Discretionary				487,042,616
Consumer Staples — 1.1%
Consumer Staples Distribution & Retail — 0.9%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., Senior Secured Notes	9.000%	2/15/29	18,652,000	19,549,180 (a)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., Senior Secured Notes	7.125%	4/30/33	3,705,000	3,776,291 (a)
US Foods Inc., Senior Notes	6.875%	9/15/28	1,600,000	1,636,904 (a)
Total Consumer Staples Distribution & Retail				24,962,375
Personal Care Products — 0.2%
BellRing Brands Inc., Senior Notes	7.000%	3/15/30	6,625,000	6,628,793 (a)

Total Consumer Staples				31,591,168
Energy — 11.4%
Energy Equipment & Services — 1.6%
Enerflex Inc., Senior Notes	6.875%	1/15/31	8,994,000	9,210,279 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	4,418,000	4,431,691 (a)
Noble Finance II LLC, Senior Notes	6.250%	6/15/34	7,670,000	7,521,979 (a)
Seadrill Finance Ltd., Senior Notes	6.750%	7/15/34	3,500,000	3,381,162 (a)
WBI Operating LLC, Senior Notes	6.250%	10/15/30	21,704,000	21,836,394 (a)
Total Energy Equipment & Services				46,381,505
Oil, Gas & Consumable Fuels — 9.8%
BKV Upstream Midstream LLC, Senior Notes	7.500%	10/15/30	21,951,000	22,048,397 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	3,240,000	3,255,403 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	27,190,000	24,803,642 (a)
DBR Land Holdings LLC, Senior Notes	6.250%	12/1/30	21,625,000	21,973,811 (a)
Devon Energy Corp., Senior Notes	4.375%	3/15/29	2,603,000	2,582,490 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	$4,823,000	$3,987,384
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	3/15/34	1,383,000	1,373,132
Infinity Natural Resources LLC, Senior Notes	7.625%	4/1/31	7,150,000	7,106,680 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	24,526,000	24,784,283 (a)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.875%	12/1/32	13,363,000	13,612,795 (a)
Murphy Oil Corp., Senior Notes	6.500%	2/15/34	350,000	346,932
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	3,949,000	4,099,718
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	4,780,000	4,031,473
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	7.250%	6/1/34	5,670,000	5,616,925 (a)
Saturn Oil & Gas Inc., Senior Secured Notes	9.625%	6/15/29	41,214,000	42,994,756 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	15,884,000	15,915,101
SM Energy Co., Senior Notes	6.500%	7/15/28	9,575,000	9,598,650
SM Energy Co., Senior Notes	6.625%	4/15/34	4,115,000	4,052,898 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	20,375,000	20,412,286 (a)
TGNR Intermediate Holdings LLC, Senior Notes	5.500%	10/15/29	23,149,000	22,792,994 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	16,753,000	15,988,847 (a)
Yinson Bergenia Production BV, Senior Secured Notes	8.498%	1/31/45	3,798,795	4,060,914 (a)
Total Oil, Gas & Consumable Fuels				275,439,511

Total Energy				321,821,016
Financials — 25.7%
Banks — 1.0%
Bank of America Corp., Junior Subordinated Notes (4.375% to 1/27/27 then 5 year Treasury Constant Maturity Rate + 2.760%)	4.375%	1/27/27	3,500,000	3,488,580 (g)(h)
PNC Financial Services Group Inc., Junior Subordinated Notes (3.400% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.595%)	3.400%	9/15/26	13,218,000	13,215,597 (g)(h)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Western Alliance Bancorp, Subordinated Notes (3 mo. Term SOFR + 2.250%)	5.917%	6/15/31	$11,471,000	$11,163,577 (h)
Total Banks				27,867,754
Capital Markets — 1.6%
Bank of New York Mellon Corp., Junior Subordinated Notes (3.750% to 12/20/26 then 5 year Treasury Constant Maturity Rate + 2.630%)	3.750%	12/20/26	7,450,000	7,401,434 (g)(h)
BW Real Estate Inc., Senior Notes (9.500% to 3/30/30 then 5 year Treasury Constant Maturity Rate + 5.402%)	9.500%	3/30/30	10,000,000	10,202,580 (a)(g)(h)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	9,208,000	8,644,460 (g)(h)
CI Financial Corp., Senior Notes	7.500%	5/30/29	19,634,000	20,584,519 (a)
Total Capital Markets				46,832,993
Consumer Finance — 9.8%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	4,000,000	3,984,247 (g)(h)
Atlanticus Holdings Corp., Senior Notes	9.750%	9/1/30	13,125,000	13,293,257 (a)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	50,279,000	52,422,293 (a)
Encore Capital Group Inc., Senior Secured Notes	6.625%	6/1/32	25,250,000	25,303,328 (a)
Enova International Inc., Senior Notes	11.250%	12/15/28	44,204,000	46,610,731 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	4,551,000	4,765,707 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	56,249,000	55,953,395 (a)
FirstCash Inc., Senior Notes	6.125%	5/1/34	14,775,000	14,714,774 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	11,020,000	10,419,975 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	49,560,000	48,337,355 (a)
Total Consumer Finance				275,805,062
Financial Services — 7.6%
Block Inc., Senior Notes	5.625%	8/15/30	481,000	482,448 (a)
Block Inc., Senior Notes	6.000%	8/15/33	24,160,000	24,340,596 (a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	2,808,000	2,776,121 (a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	25,502,000	24,296,520 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	$500,000	$487,255 (a)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	1,950,000	1,655,238 (a)
Citadel Finance LLC, Senior Notes	5.900%	2/10/30	4,100,000	4,135,926 (a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	14,453,000	14,460,877 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	47,671,000	49,969,553 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	13,550,000	14,255,413 (a)
Provident Funding Associates LP/PFG Finance Corp., Senior Notes	9.750%	9/15/29	33,878,000	35,420,533 (a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,800,692 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	3,664,000	3,630,956 (a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	36,428,000	33,866,677 (a)
Velocity Commercial Capital LLC, Senior Notes	9.375%	2/15/31	2,750,000	2,852,581 (a)
Total Financial Services				215,431,386
Insurance — 5.7%
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, Senior Secured Notes	7.125%	5/15/31	20,862,000	20,967,624 (a)
CRC Insurance Group LLC, Senior Secured Notes	7.125%	6/1/31	43,069,000	42,957,291 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	33,709,000	30,243,657 (a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Secured Notes	7.250%	2/15/31	17,145,000	16,620,855 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	50,099,000	49,320,087 (a)
Total Insurance				160,109,514

Total Financials				726,046,709
Health Care — 5.3%
Health Care Equipment & Supplies — 1.0%
Insulet Corp., Senior Notes	6.500%	4/1/33	13,620,000	13,825,144 (a)
Medline Borrower LP, Senior Notes	5.250%	10/1/29	10,334,000	10,276,070 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Teleflex Inc., Senior Notes	5.875%	1/15/32	$4,095,000	$4,131,066 (a)
Total Health Care Equipment & Supplies				28,232,280
Health Care Providers & Services — 1.4%
Centene Corp., Senior Notes	2.500%	3/1/31	2,450,000	2,141,547
HealthEquity Inc., Senior Notes	4.500%	10/1/29	22,691,000	22,073,841 (a)
Molina Healthcare Inc., Senior Notes	6.250%	1/15/33	14,869,000	14,904,046 (a)
Total Health Care Providers & Services				39,119,434
Life Sciences Tools & Services — 2.9%
Avantor Funding Inc., Senior Notes	3.875%	11/1/29	17,724,000	16,932,265 (a)
Charles River Laboratories International Inc., Senior Notes	3.750%	3/15/29	5,595,000	5,374,819 (a)
Charles River Laboratories International Inc., Senior Notes	4.000%	3/15/31	241,000	226,212 (a)
IQVIA Inc., Senior Notes	5.000%	10/15/26	34,123,000	34,121,714 (a)
IQVIA Inc., Senior Notes	5.000%	5/15/27	19,973,000	19,972,465 (a)
IQVIA Inc., Senior Notes	6.250%	6/1/32	6,750,000	6,871,016 (a)
Total Life Sciences Tools & Services				83,498,491
Pharmaceuticals — 0.0%††
Mylan Inc., Senior Notes	5.200%	4/15/48	400,000	332,949

Total Health Care				151,183,154
Industrials — 12.0%
Aerospace & Defense — 3.2%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	3,371,000	3,446,740 (a)
Carpenter Technology Corp., Senior Notes	5.625%	3/1/34	23,610,000	23,621,640 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	35,770,000	36,170,946 (a)
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	25,933,000	26,361,698 (a)
Total Aerospace & Defense				89,601,024
Building Products — 1.2%
Advanced Drainage Systems Inc., Senior Notes	5.375%	3/1/34	20,504,000	20,084,324 (a)
Ameritex Holdco Intermediate LLC, Senior Secured Notes	7.625%	8/15/33	13,566,000	14,185,464 (a)
Total Building Products				34,269,788
Commercial Services & Supplies — 1.3%
APi Group DE Inc., Senior Notes	5.750%	6/1/34	11,009,000	10,911,449 (a)
Synergy Infrastructure Holdings LLC, Secured Notes	7.875%	12/1/30	20,374,000	21,344,429 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Synergy Infrastructure Holdings LLC, Secured Notes	7.000%	7/15/34	$3,675,000	$3,729,811 (a)
Total Commercial Services & Supplies				35,985,689
Construction & Engineering — 1.2%
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	30,378,000	31,537,133 (a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	4.750%	4/1/29	1,625,000	1,589,430
Total Construction & Engineering				33,126,563
Electrical Equipment — 0.5%
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	13,784,000	13,677,011 (a)
Machinery — 2.9%
Amsted Industries Inc., Senior Notes	4.625%	5/15/30	4,750,000	4,640,697 (a)
Amsted Industries Inc., Senior Notes	6.375%	3/15/33	12,963,000	13,116,495 (a)
Enpro Inc., Senior Notes	6.125%	6/1/33	14,277,000	14,499,707 (a)
Esab Corp., Senior Notes	5.625%	4/1/31	9,021,000	9,053,341 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	19,221,000	18,764,865 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	23,772,000	23,812,462
Total Machinery				83,887,567
Passenger Airlines — 0.9%
Allegiant Travel Co., Senior Secured Notes	7.125%	7/1/31	19,000,000	19,255,819 (a)
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	5,527,000	5,494,213
Total Passenger Airlines				24,750,032
Trading Companies & Distributors — 0.8%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	10,698,000	10,549,766 (a)
Herc Holdings Inc., Senior Notes	5.750%	3/15/31	12,420,000	12,413,986 (a)
Total Trading Companies & Distributors				22,963,752

Total Industrials				338,261,426
Information Technology — 2.8%
Communications Equipment — 0.1%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,354,000	3,533,419 (a)
IT Services — 0.3%
Sabre GLBL Inc., Senior Secured Notes	10.750%	11/15/29	8,531,000	8,202,940 (a)
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology Inc., Senior Notes	5.875%	10/1/33	18,850,000	18,939,020 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — 1.7%
Elastic NV, Senior Notes	4.125%	7/15/29	$14,432,000	$13,779,223 (a)
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	200,000	195,779 (a)
Fair Isaac Corp., Senior Notes	6.000%	5/15/33	15,296,000	15,069,515 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	14,503,000	14,294,068 (a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	5,704,000	4,643,642 (a)
Total Software				47,982,227

Total Information Technology				78,657,606
Materials — 1.7%
Chemicals — 0.7%
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	5,350,000	4,806,066 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	15,457,000	15,363,545 (a)
Total Chemicals				20,169,611
Metals & Mining — 0.4%
Cleveland-Cliffs Inc., Senior Notes	4.875%	3/1/31	1,786,000	1,634,042 (a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	500,000	350,338 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	4,900,000	4,812,507 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	2,664,000	2,537,009 (a)
Mineral Resources Ltd., Senior Notes	6.000%	5/1/32	2,275,000	2,251,994 (a)
Total Metals & Mining				11,585,890
Paper & Forest Products — 0.6%
Magnera Corp., Senior Secured Notes	7.250%	11/15/31	15,744,000	15,382,911 (a)

Total Materials				47,138,412
Real Estate — 3.0%
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	4.500%	2/15/29	2,450,000	2,406,362 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	9,277,000	9,196,319 (a)
Total Hotel & Resort REITs				11,602,681
Real Estate Management & Development — 1.1%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	5,000,000	5,044,955 (a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	11,220,000	11,233,612 (a)
Forestar Group Inc., Senior Notes	6.500%	3/15/33	13,075,000	13,288,070 (a)
Total Real Estate Management & Development				29,566,637
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — 1.5%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	$19,374,000	$19,649,111 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	13,460,000	13,589,310 (a)
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	10,250,000	9,749,355 (a)
Total Specialized REITs				42,987,776

Total Real Estate				84,157,094
Utilities — 0.5%
Electric Utilities — 0.5%
Southern California Edison Co., First Mortgage Bonds	4.000%	4/1/47	9,065,000	6,763,487
Southern California Edison Co., First Mortgage Bonds	4.875%	3/1/49	2,000,000	1,675,214
XPLR Infrastructure Operating Partners LP, Senior Notes	8.375%	1/15/31	5,872,000	6,265,630 (a)

Total Utilities				14,704,331
Total Corporate Bonds & Notes (Cost — $2,569,526,779)				2,497,490,533
Convertible Bonds & Notes — 1.1%
Communication Services — 0.9%
Interactive Media & Services — 0.4%
Snap Inc., Senior Notes	0.500%	5/1/30	13,875,000	11,339,344
Media — 0.5%
Cable One Inc., Senior Notes	1.125%	3/15/28	22,567,000	14,724,967

Total Communication Services				26,064,311
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Winnebago Industries Inc., Senior Notes	3.250%	1/15/30	5,591,000	5,213,608

Real Estate — 0.0%††
Retail REITs — 0.0%††
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	1,000,000	1,103,500 (a)

Total Convertible Bonds & Notes (Cost — $37,862,861)				32,381,419
Senior Loans — 1.0%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Crescent Midstream Operating LLC, Term Loan (3 mo. Term SOFR + 3.750%)	7.399%	2/11/33	7,000,000	7,054,670 (h)(i)(j)
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

 BrandywineGLOBAL — High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	$4,596,774	$4,499,093 (h)(i)(j)

Information Technology — 0.4%
Communications Equipment — 0.4%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.144%	9/27/29	11,540,786	11,588,912 (h)(i)(j)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Long Ridge Energy LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.232%	2/19/32	4,174,432	4,189,209 (h)(i)(j)

Total Senior Loans (Cost — $26,517,130)				27,331,884
			Shares
Common Stocks — 0.1%
Consumer Staples — 0.1%
Beverages — 0.1%
Altice France Luxco (Cost — $0)			94,830	1,894,060 *
Total Investments before Short-Term Investments (Cost — $2,633,906,770)				2,559,097,896
	Rate
Short-Term Investments — 7.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $220,728,306)	3.592%		220,728,306	220,728,306 (k)(l)
Total Investments — 98.5% (Cost — $2,854,635,076)				2,779,826,202
Other Assets in Excess of Liabilities — 1.5%				41,564,013
Total Net Assets — 100.0%				$2,821,390,215

See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 BrandywineGLOBAL — High Yield Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)	The coupon payment on this security is currently in default as of June 30, 2026.
(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $220,728,306 and the cost was $220,728,306 (Note 8).

Abbreviation(s) used in this schedule:
CRC	—	Costa Rica
DAC	—	Designated Activity Company
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $2,633,906,770)	$2,559,097,896
Investments in affiliated securities, at value (Cost — $220,728,306)	220,728,306
Foreign currency, at value (Cost — $447)	483
Cash	18,275,067
Interest receivable	43,865,320
Receivable for securities sold	17,443,014
Receivable for Fund shares sold	3,323,490
Dividends receivable from affiliated investments	750,073
Prepaid expenses	74,380
Total Assets	2,863,558,029
Liabilities:
Payable for securities purchased	26,872,708
Payable for Fund shares repurchased	11,580,418
Distributions payable	1,491,428
Investment management fee payable	1,174,510
Service and/or distribution fees payable	99,797
Trustees’ fees payable	1,122
Accrued expenses	947,831
Total Liabilities	42,167,814
Total Net Assets	$2,821,390,215
Net Assets:
Par value (Note 7)	$2,843
Paid-in capital in excess of par value	2,983,441,085
Total distributable earnings (loss)	(162,053,713)
Total Net Assets	$2,821,390,215
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2026
Net Assets:
Class A	$318,740,566
Class C	$42,096,243
Class I	$1,648,627,252
Class IS	$811,926,154
Shares Outstanding:
Class A	32,154,267
Class C	4,246,530
Class I	166,180,699
Class IS	81,715,780
Net Asset Value:
Class A (and redemption price)	$9.91
Class C*	$9.91
Class I (and redemption price)	$9.92
Class IS (and redemption price)	$9.94
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$10.30

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$103,451,975
Dividends from affiliated investments	4,657,254
Total Investment Income	108,109,229
Expenses:
Investment management fee (Note 2)	7,889,050
Transfer agent fees (Notes 2 and 5)	1,521,380
Service and/or distribution fees (Notes 2 and 5)	628,229
Shareholder reports	111,479
Registration fees	106,043
Trustees’ fees	82,705
Legal fees	67,597
Fund accounting fees	62,437
Audit and tax fees	26,196
Commitment fees (Note 9)	14,108
Insurance	12,272
Custody fees	8,958
Miscellaneous expenses	19,775
Total Expenses	10,550,229
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(151,965)
Net Expenses	10,398,264
Net Investment Income	97,710,965
Realized and Unrealized Loss on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(40,298,086)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(34,204,444)
Foreign currencies	(14)
Change in Net Unrealized Appreciation (Depreciation)	(34,204,458)
Net Loss on Investments and Foreign Currency Transactions	(74,502,544)
Increase in Net Assets From Operations	$23,208,421
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$97,710,965	$239,054,915
Net realized gain (loss)	(40,298,086)	16,806,007
Change in net unrealized appreciation (depreciation)	(34,204,458)	(72,838,862)
Increase in Net Assets From Operations	23,208,421	183,022,060
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(96,876,600)	(241,775,756)
Decrease in Net Assets From Distributions to Shareholders	(96,876,600)	(241,775,756)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	475,495,002	2,062,706,570
Reinvestment of distributions	87,218,897	219,729,791
Cost of shares repurchased	(1,226,804,528)	(1,747,855,805)
Increase (Decrease) in Net Assets From Fund Share Transactions	(664,090,629)	534,580,556
Increase (Decrease) in Net Assets	(737,758,808)	475,826,860
Net Assets:
Beginning of period	3,559,149,023	3,083,322,163
End of period	$2,821,390,215	$3,559,149,023
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1,2]	2026[3]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.13	$10.29	$10.10	$9.42	$11.05	$11.40
Income (loss) from operations:
Net investment income	0.30	0.67	0.71	0.67	0.53	0.54
Net realized and unrealized gain (loss)	(0.22)	(0.15)	0.20	0.68	(1.60)	0.02 [4]
Total income (loss) from operations	0.08	0.52	0.91	1.35	(1.07)	0.56
Less distributions from:
Net investment income	(0.30)	(0.68)	(0.72)	(0.67)	(0.56)	(0.55)
Net realized gains	—	—	—	—	—	(0.36)
Total distributions	(0.30)	(0.68)	(0.72)	(0.67)	(0.56)	(0.91)
Net asset value, end of period	$9.91	$10.13	$10.29	$10.10	$9.42	$11.05
Total return[5]	0.77%	5.16%	9.45%	14.74%	(9.75)%	5.13%
Net assets, end of period (000s)	$318,741	$343,534	$255,637	$92,534	$60,621	$79,249
Ratios to average net assets:
Gross expenses	0.87%[6]	0.87%	0.89%[7]	0.92%[7]	0.96%	0.95%
Net expenses[8,9]	0.86 [6]	0.86	0.88 [7]	0.91 [7]	0.95	0.94
Net investment income	6.00 [6]	6.62	7.01	6.90	5.35	4.70
Portfolio turnover rate	31%	90%	93%	122%	141%	151%

[1]
The performance information and financial information presented incorporates the operations of the Investor shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]	For the six months ended June 30, 2026 (unaudited).
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.96%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021[3]
Net asset value, beginning of period	$10.13	$10.29	$10.10	$9.43	$11.05	$11.48
Income (loss) from operations:
Net investment income	0.26	0.60	0.64	0.61	0.51	0.18
Net realized and unrealized gain (loss)	(0.22)	(0.15)	0.20	0.67	(1.64)	(0.14)
Total income (loss) from operations	0.04	0.45	0.84	1.28	(1.13)	0.04
Less distributions from:
Net investment income	(0.26)	(0.61)	(0.65)	(0.61)	(0.49)	(0.18)
Net realized gains	—	—	—	—	—	(0.29)
Total distributions	(0.26)	(0.61)	(0.65)	(0.61)	(0.49)	(0.47)
Net asset value, end of period	$9.91	$10.13	$10.29	$10.10	$9.43	$11.05
Total return[4]	0.40%	4.38%	8.68%	14.00%	(10.31)%	0.35%
Net assets, end of period (000s)	$42,096	$45,213	$32,850	$7,688	$1,217	$5
Ratios to average net assets:
Gross expenses	1.61%[5]	1.62%	1.61%[6]	1.60%	1.66%[6]	3.06%[5]
Net expenses[7,8]	1.60 [5]	1.61	1.60 [6]	1.59	1.65 [6]	1.71 [5]
Net investment income	5.26 [5]	5.88	6.29	6.30	5.34	3.75 [5]
Portfolio turnover rate	31%	90%	93%	122%	141%	151%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]	For the period August 2, 2021 (inception date) to December 31, 2021.
[4]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.71%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended December 31, 2021.
See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2026[3]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.14	$10.30	$10.11	$9.43	$11.06	$11.40
Income (loss) from operations:
Net investment income	0.31	0.70	0.74	0.69	0.56	0.57
Net realized and unrealized gain (loss)	(0.22)	(0.15)	0.20	0.69	(1.60)	0.03 [4]
Total income (loss) from operations	0.09	0.55	0.94	1.38	(1.04)	0.60
Less distributions from:
Net investment income	(0.31)	(0.71)	(0.75)	(0.70)	(0.59)	(0.58)
Net realized gains	—	—	—	—	—	(0.36)
Total distributions	(0.31)	(0.71)	(0.75)	(0.70)	(0.59)	(0.94)
Net asset value, end of period	$9.92	$10.14	$10.30	$10.11	$9.43	$11.06
Total return[5]	0.88%	5.49%	9.60%	15.17%	(9.49)%	5.38%
Net assets, end of period (millions)	$1,649	$2,330	$2,066	$1,269	$760	$921
Ratios to average net assets:
Gross expenses	0.67%[6]	0.66%	0.65%[7]	0.66%[7]	0.67%	0.66%
Net expenses[8,9]	0.66 [6]	0.65	0.64 [7]	0.65 [7]	0.66	0.66
Net investment income	6.18 [6]	6.86	7.24	7.18	5.64	4.99
Portfolio turnover rate	31%	90%	93%	122%	141%	151%

[1]
The performance information and financial information presented incorporates the operations of the Class I shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]	For the six months ended June 30, 2026 (unaudited).
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.67%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1,2]	2026[3]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.15	$10.32	$10.13	$9.44	$11.08	$11.42
Income (loss) from operations:
Net investment income	0.31	0.71	0.75	0.71	0.58	0.59
Net realized and unrealized gain (loss)	(0.21)	(0.16)	0.20	0.69	(1.62)	0.02 [4]
Total income (loss) from operations	0.10	0.55	0.95	1.40	(1.04)	0.61
Less distributions from:
Net investment income	(0.31)	(0.72)	(0.76)	(0.71)	(0.60)	(0.59)
Net realized gains	—	—	—	—	—	(0.36)
Total distributions	(0.31)	(0.72)	(0.76)	(0.71)	(0.60)	(0.95)
Net asset value, end of period	$9.94	$10.15	$10.32	$10.13	$9.44	$11.08
Total return[5]	1.05%	5.51%	9.71%	15.27%	(9.36)%	5.48%
Net assets, end of period (000s)	$811,926	$839,999	$729,138	$212,715	$94,514	$86,773
Ratios to average net assets:
Gross expenses	0.54%[6]	0.54%	0.54%[7]	0.55%[7]	0.57%	0.55%
Net expenses[8,9]	0.53 [6]	0.53	0.53 [7]	0.54 [7]	0.54	0.55
Net investment income	6.34 [6]	6.97	7.36	7.29	5.83	5.17
Portfolio turnover rate	31%	90%	93%	122%	141%	151%

[1]
The performance information and financial information presented incorporates the operations of the Class Y shares of the Diamond Hill High Yield Fund (the “Predecessor Fund”), which, as a result of the reorganization, are the
Fund’s operations.

[2]	Per share amounts have been calculated using the average shares method.
[3]	For the six months ended June 30, 2026 (unaudited).
[4]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[8]	Reflects fee waivers and/or expense reimbursements.
[9]
As a result of an expense limitation arrangement, effective August 2, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.55%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill High Yield Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$487,042,616	$0 *	$487,042,616
Other Corporate Bonds & Notes	—	2,010,447,917	—	2,010,447,917
Convertible Bonds & Notes	—	32,381,419	—	32,381,419
Senior Loans	—	27,331,884	—	27,331,884
Common Stocks	—	1,894,060	—	1,894,060
Total Long-Term Investments	—	2,559,097,896	0 *	2,559,097,896
Short-Term Investments†	$220,728,306	—	—	220,728,306
Total Investments	$220,728,306	$2,559,097,896	$0 *	$2,779,826,202

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.96%, 1.71%, 0.67% and 0.55%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $151,965, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Pursuant to these arrangements, at June 30, 2026, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA.
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $31,286 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$7,898	—
CDSCs	22,936	$5,383
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$869,500,496
Sales	1,403,600,537
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,879,472,461	$37,211,263	$(136,857,522)	$(99,646,259)
4. Derivative instruments and hedging activities
During the six months ended June 30, 2026, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$410,811	$145,641
Class C	217,418	17,545
Class I	—	1,343,233
Class IS	—	14,961
Total	$628,229	$1,521,380
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$15,862
Class C	2,099
Class I	94,281
Class IS	39,723
Total	$151,965

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$9,767,431	$20,398,062
Class C	1,131,772	2,423,415
Class I	60,170,837	161,046,005
Class IS	25,806,560	57,908,274
Total	$96,876,600	$241,775,756
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,373,168	$33,693,989	19,299,453	$196,484,714
Shares issued on reinvestment	950,386	9,464,877	1,947,101	19,804,880
Shares repurchased	(6,089,229)	(60,696,994)	(12,161,735)	(123,881,459)
Net increase (decrease)	(1,765,675)	$(17,538,128)	9,084,819	$92,408,135
Class C
Shares sold	345,207	$3,457,895	1,747,852	$17,847,578
Shares issued on reinvestment	113,255	1,127,921	236,511	2,405,757
Shares repurchased	(676,036)	(6,736,086)	(711,605)	(7,210,231)
Net increase (decrease)	(217,574)	$(2,150,270)	1,272,758	$13,043,104
Class I
Shares sold	30,983,290	$310,118,414	129,577,686	$1,318,715,115
Shares issued on reinvestment	5,897,247	58,811,234	15,397,886	156,807,989
Shares repurchased	(100,603,383)	(1,003,180,603)	(115,582,433)	(1,172,544,957)
Net increase (decrease)	(63,722,846)	$(634,250,955)	29,393,139	$302,978,147
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class IS
Shares sold	12,814,791	$128,224,704	51,923,884	$529,659,163
Shares issued on reinvestment	1,784,655	17,814,865	3,993,348	40,711,165
Shares repurchased	(15,632,113)	(156,190,845)	(43,845,948)	(444,219,158)
Net increase (decrease)	(1,032,667)	$(10,151,276)	12,071,284	$126,151,170
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$310,082,494	$749,408,323	749,408,323	$838,762,511	838,762,511

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$4,657,254	—	$220,728,306
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of

BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $28,138,433, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
BrandywineGLOBAL — High Yield Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to BrandywineGLOBAL – High Yield Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Brandywine Global Investment Management, LLC (the “Sub-Adviser”) provides day-to-day management of the Fund’s portfolio. The management agreement and sub-advisory agreement are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Adviser and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Adviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Adviser pursuant to the Sub-Advisory Agreement.
Board approval of management agreement and sub-advisory agreement
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the
BrandywineGLOBAL — High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Manager and Sub-Adviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Adviser in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Adviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Adviser took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Adviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Adviser, and of the undertakings required of the Manager and Sub-Adviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Sub-Adviser’s risk management processes.

BrandywineGLOBAL — High Yield Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Adviser. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities between the Manager and the Sub-Adviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Adviser regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as high yield funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares was above the median performance of the funds in the Performance Universe for the 3-, 5- and 10-year periods ended December 31, 2025 and below the median performance of the funds in the Performance Universe for the 1-year period ended December 31, 2025. The Board noted the explanations from the Manager and the Sub-Adviser concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.
BrandywineGLOBAL — High Yield Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Adviser, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Sub-Adviser is the responsibility and expense of the Manager, not the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Adviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts, and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fee of the Sub-Adviser and the amount of the management fee retained by the Manager after payment of the sub-advisory fee, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of funds consisting of 16 high yield funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of high yield funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee

BrandywineGLOBAL — High Yield Fund

was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-adviser
The Board considered other benefits received by the Manager, the Sub-Adviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Adviser to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Adviser and their affiliates received were reasonable.
BrandywineGLOBAL — High Yield Fund

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

BrandywineGLOBAL —
High Yield Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — High Yield Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
BrandywineGLOBAL — High Yield Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — High Yield Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

31604-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026